Retail Financing, December 2012 (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Retail Financing, December 2012 1		1,800,000
Retail Financing, December 2012 2		$ 0.001
Retail Financing, December 2012 3		$ 1.50
Retail Financing, December 2012 4		$ 2,193,738
Retail Financing, December 2012 1	1,800,000
Retail Financing, December 2012 2	$ 0.001
Retail Financing, December 2012 3	$ 1.50
Retail Financing, December 2012 4	$ 2,193,738